Consolidated Statements of Changes in Shareholder's Equity (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Series B Preferred Stock [Member]
Preferred shares, par value	$ 0.01	$ 0.01	$ 0.01
Series C Preferred Stock [Member]
Preferred shares, par value	0.01	0.01	0.01
Common Stock [Member]
Common shares, par value	$ 0.01	$ 0.01	$ 0.01